Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2016	2015

Balance at year-end	$48,742	$48,598
Average balance outstanding	51,801	51,571
Maximum month-end balance	55,642	54,462
Weighted-average rate at year-end	0.16%	0.14%
Weighted-average rate during the year	0.14	0.14

Summary of Repurchase Agreements Accounted for as Secured Borrowings

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous

(Dollars in thousands)	December 31, 2016	December 31, 2015

Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 48,866	$ 48,791
Repurchase agreements	48,742	48,598

Concerning of Other Borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2016	2015

Fixed-rate	12/20/17	12/21/17	3.61%	3.48%	3.73%	$10,000	$10,000
Fixed-rate amortizing	4/1/24	4/1/24	1.36	1.16	6.80	2,385	3,465

						$12,385	$13,465

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2016, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate

2017	$10,730	3.44%
2018	534	1.16
2019	389	1.16
2020	279	1.16
2021 and beyond	453	1.16

	$12,385	3.14%